Organization of The Company and Significant Accounting Policies: Property and Equipment, Policy: Property and Equipment, Schedule of Useful Lives (Details)	12 Months Ended
Dec. 31, 2014
Software and Software Development Costs
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures
Property, Plant and Equipment, Useful Life	7 years